UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Sterling Capital Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-866-450-3722

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- 59.1%
----------------------------------------------------------------------------------------------------------

                                                                                                 Market
                                                                                   Shares        Value
                                                                                  --------      --------
CONSUMER DISCRETIONARY -- 8.1%
    Altria Group                                                                     3,500   $   166,600
    Black & Decker                                                                   5,000       349,550
    Comcast Special, Cl A*                                                           8,750       234,500
    Comcast, Cl A*                                                                   9,457       259,122
    Energizer Holdings*                                                                925        35,242
    Fortune Brands                                                                   2,175       156,991
    Home Depot                                                                      10,350       349,002
    Marriott International                                                          11,200       546,560
    Target                                                                           6,475       282,310
    Tribune                                                                          5,450       231,353
    Tyco International                                                               8,275       256,525
    Walt Disney                                                                      9,750       225,128
                                                                                             -----------
                                                                                               3,092,883
                                                                                             -----------
CONSUMER STAPLES -- 1.8%
    Time Warner*                                                                    19,675       327,588
    Viacom                                                                          10,625       356,894
                                                                                             -----------
                                                                                                 684,482
                                                                                             -----------
ENERGY -- 8.0%
    ChevronTexaco                                                                    5,715       546,640
    Exxon Mobil                                                                     20,770       961,651
    Marathon Oil                                                                    18,550       698,778
    Royal Dutch Petroleum                                                            9,375       471,563
    Schlumberger                                                                     5,575       358,584
                                                                                             -----------
                                                                                               3,037,216
                                                                                             -----------
FINANCIALS -- 20.4%
    Allstate                                                                         6,775       318,967
    American International Group                                                    10,725       757,721
    Bank of America                                                                  6,090       517,711
    Citigroup                                                                       18,441       813,064
    Franklin Resources                                                               7,175       346,194
    Freddie Mac                                                                      6,500       418,015
    JPMorgan Chase                                                                  30,299     1,131,062
    Keycorp                                                                         26,925       812,596
    Metlife                                                                         10,625       378,994
    Morgan Stanley                                                                   7,950       392,173
    Safeco                                                                          10,600       498,836
    St Paul Travelers                                                                  955        35,402
    Wachovia                                                                        16,850       746,624
    Wells Fargo                                                                     10,625       609,981
                                                                                             -----------
                                                                                               7,777,340
                                                                                             -----------
HEALTH CARE -- 0.9%
    Abbott Laboratories                                                              4,850       190,847
    Baxter International                                                             4,550       136,819
    Hospira*                                                                           485        12,566
                                                                                             -----------
                                                                                                 340,232
                                                                                             -----------
INDUSTRIALS -- 6.1%
    Boeing                                                                          14,525       737,144
    First Data                                                                       5,325       237,548
    Honeywell International                                                          7,500       282,075
    Illinois Tool Works                                                              5,300       479,756
    Norfolk Southern                                                                21,175       565,161
                                                                                             -----------
                                                                                               2,301,684
                                                                                             -----------
INFORMATION TECHNOLOGY -- 3.0%
    Applied Materials*                                                               5,700        96,729
    Hewlett-Packard                                                                 23,416       471,832
    International Business Machines                                                  2,750       239,442
    National Semiconductor*                                                          2,950        50,593

                                       1

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                                                 Market
                                                                                   Shares        Value
                                                                                  --------      --------
    Texas Instruments                                                                5,175   $   110,383
    Unisys*                                                                         17,325       177,408
                                                                                             -----------
                                                                                               1,146,387
                                                                                             -----------
MATERIALS -- 2.9%
    Alcoa                                                                            7,125       228,214
    Dover                                                                            5,700       226,176
    Praxair                                                                          7,550       297,847
    Thermo Electron*                                                                 7,250       186,470
    Weyerhaeuser                                                                     2,575       159,650
                                                                                             -----------
                                                                                               1,098,357
                                                                                             -----------
TELECOMMUNICATION SERVICES -- 4.7%
    Alltel                                                                           6,575       341,900
    AT&T                                                                             5,710        86,221
    AT&T Wireless Services*                                                         13,200       190,608
    Motorola                                                                        12,150       193,550
    SBC Communications                                                              17,060       432,300
    Verizon Communications                                                          14,100       543,414
                                                                                             -----------
                                                                                               1,787,993
                                                                                             -----------
UTILITIES -- 3.2%
    Duke Energy                                                                     16,100       346,150
    Exelon                                                                          25,430       887,507
                                                                                             -----------
                                                                                               1,233,657
                                                                                             -----------
TOTAL COMMON STOCK
  (Cost $20,291,060)                                                                          22,500,231
                                                                                             -----------
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 17.3%
----------------------------------------------------------------------------------------------------------

                                                                                    Face
                                                                                   Amount
                                                                                  --------
FHLB -- 0.3%

         3.750%, 08/15/08                                                         $110,000       109,412
                                                                                             -----------
FHLMC -- 1.6%

         6.625%, 09/15/09                                                          250,000       278,437
         5.000%, 07/15/14                                                          180,000       179,648
         3.000%, 12/15/06                                                          150,000       148,843
                                                                                             -----------
                                                                                                 606,928
                                                                                             -----------
FNMA -- 2.1%

         5.250%, 06/15/06                                                          155,000       161,813
         4.375%, 09/15/12                                                          282,000       274,042
         3.250%, 01/15/08                                                          200,000       197,722
         3.250%, 02/15/09                                                          180,000       174,642
                                                                                             -----------
                                                                                                 808,219
                                                                                             -----------

                                       2



SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                                    Face        Market
                                                                                   Amount       Value
                                                                                  -------       ------
MORTGAGE-BACKED SECURITIES -- 13.3%
    Freddie Mac (Gold) Pool #A15596
         5.000%, 11/01/33                                                         $281,553   $  275,139
    Freddie Mac (Gold) Pool #A16907
         7.000%, 12/01/33                                                           15,372       16,251
    Freddie Mac (Gold) Pool #A24450
         5.500%, 07/01/34                                                          120,000      120,508
    Freddie Mac (Gold) Pool #C01120
         7.000%, 01/01/31                                                           22,170       23,478
    Freddie Mac (Gold) Pool #C90744
         6.000%, 10/01/23                                                           96,718      100,105
    Freddie Mac (Gold) Pool #E86215
         6.000%, 11/01/16                                                          306,921      320,978
    Freddie Mac (Gold) Pool #E89121
         6.000%, 04/01/17                                                          270,873      283,199
    Freddie Mac (Gold) Pool #E89543
         6.500%, 05/01/17                                                           59,086       62,535
    Freddie Mac (Gold) Pool #E91952
         5.500%, 10/01/17                                                          524,236      539,250
    Freddie Mac (Gold) Pool #E92466
         5.500%, 11/01/17                                                          245,177      252,199
    Freddie Mac (Gold) Pool #E93305
         5.500%, 12/01/17                                                          293,793      302,207
    Freddie Mac (Gold) Pool #G01486
         6.500%, 11/01/32                                                           50,428       52,765
    Freddie Mac Pool # 555876
         5.500%, 10/01/33                                                          219,410      220,488
    Freddie Mac Pool #555212
         7.000%, 10/01/32                                                           93,313       98,810
    Freddie Mac Pool #596126
         6.500%, 11/01/26                                                          155,410      163,172
    Freddie Mac Pool #659940
         7.000%, 07/01/32                                                           80,543       85,240
    Freddie Mac Pool #675969
         7.500%, 08/01/31                                                          228,525      244,777
    Freddie Mac Pool #731521
         5.000%, 07/01/18                                                          246,596      248,754
    Freddie Mac Pool #738748
         6.500%, 09/01/33                                                          129,576      135,316
    Freddie Mac Pool #754814
         6.500%, 02/01/34                                                           52,306       54,623
    Freddie Mac Pool #767411
         6.500%, 01/01/34                                                           75,970       79,335
    Freddie Mac Pool #775609
         5.500%, 05/01/34                                                           99,712      100,071
    Freddie Mac Pool #786556
         5.500%, 07/01/34                                                          105,000      105,379
    Freddie Mac Pool #787031
         6.000%, 06/01/34                                                          119,882      123,087
    Freddie Mac Pool #A10777
         5.500%, 07/01/33                                                          255,064      256,472
    Freddie Mac Pool #B11817
         4.500%, 01/01/19                                                          382,606      377,202
    Freddie Mac Pool #C01673
         5.000%, 11/01/33                                                          413,607      404,185
                                                                                             -----------
                                                                                               5,045,525
                                                                                             -----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
  (Cost $6,607,324)                                                                            6,570,084
                                                                                             -----------


                                       3


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 10.3%
----------------------------------------------------------------------------------------------------------

                                                                                    Face        Market
                                                                                   Amount       Value
                                                                                   ------       ------
FINANCIALS -- 4.8%
    Associates Corporation of America
         6.250%, 11/01/08                                                         $240,000   $   259,200
    CIT Group
         7.375%, 04/02/07                                                          277,000       303,236
    CIT Group, MTN
         1.450%, 02/15/07                                                          150,000       150,041
    Household Finance
         6.400%, 06/17/08                                                          190,000       205,675
    International Bank Reconstruction & Development
         5.000%, 03/28/06                                                          215,000       223,106
    Lehman Brothers Holdings
         4.800%, 03/13/14                                                          220,000       208,790
    Morgan Stanley
         4.250%, 05/15/10                                                          296,000       289,735
    SLMA, MTN
         4.000%, 01/15/09                                                          222,000       219,481
                                                                                             -----------
                                                                                               1,859,264
                                                                                             -----------
INDUSTRIALS -- 3.1%
    General Electric
         5.000%, 02/01/13                                                          245,000       244,560
    General Motors
         7.125%, 07/15/13                                                          225,000       230,889
    Newmont USA
         8.625%, 05/15/11                                                          126,000       154,407
    Valero Energy
         6.875%, 04/15/12                                                          225,000       247,214
    Weyerhaeuser
         5.950%, 11/01/08                                                          280,000       298,302
                                                                                             -----------
                                                                                               1,175,372
                                                                                             -----------
TELECOMMUNICATION SERVICES -- 1.8%
    AT&T Wireless Services
         8.750%, 03/01/31                                                          115,000       143,142
    Motorola
         7.625%, 11/15/10                                                          200,000       227,750
    Sprint Capital
         8.750%, 03/15/32                                                          255,000       308,999
                                                                                             -----------
                                                                                                 679,891
                                                                                             -----------
UTILITIES -- 0.6%
    American Electric Power, Ser C
         5.375%, 03/15/10                                                          215,000       221,734
                                                                                             -----------
TOTAL CORPORATE BONDS
  (Cost $3,990,001)                                                                            3,936,261
                                                                                             -----------
----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.7%
----------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 3.4%
         7.250%, 08/15/22                                                          105,000       130,203
         6.875%, 08/15/25                                                          125,000       150,561
         6.000%, 02/15/26                                                          650,000       709,637
         5.375%, 02/15/31                                                          286,000       292,927
                                                                                             -----------
                                                                                               1,283,328
                                                                                             -----------
U.S. TREASURY NOTES -- 3.3%
         6.875%, 05/15/06                                                          280,000       300,888
         4.750%, 05/15/14                                                          292,000       298,262
         2.750%, 06/30/06                                                          510,000       511,016
         2.250%, 04/30/06                                                           85,000        84,565


                                       4


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                                    Face        Market
                                                                                   Amount       Value
                                                                                   ------       ------
U.S. TREASURY NOTES -- CONTINUED
         2.000%, 05/15/06                                                         $ 80,000   $    79,225
                                                                                             -----------
                                                                                               1,273,956
                                                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,549,616)                                                                            2,557,284
                                                                                             -----------
----------------------------------------------------------------------------------------------------------
HOME EQUITY LOANS -- 4.0%
----------------------------------------------------------------------------------------------------------
    Asset Backed Funding Certificates, Ser 2004-OPT1, Class A2
          1.800%, 09/25/33                                                         198,487       196,890
    Bear Stearns Commercial Mortgage Securities Ser 2004-T14, Cl A4
          5.200%, 01/12/41                                                         135,000       135,205
    Chase Funding Mortgage Loan,  Ser 2004-2, Cl 2A2
          1.700%, 02/25/34                                                         190,000       189,994
    Citicorp Mortgage Securities,Ser 2001-16, Cl 2A1
          6.250%, 11/25/16                                                          23,488        23,455
    First Horizon Asset Backed Securities Trust, Ser 2004-HE2,  Cl A
          1.670%, 02/25/34                                                         181,970       181,970
    Merrill Lynch Mortgage Trust, Ser 2004-MKB1,  Cl A3
          4.892%, 02/12/42                                                         180,000       179,438
    Residential Asset Mortgage Products, Ser 2004-RS4. Cl A2B1
          1.710%, 04/25/34                                                         218,074       218,068
    Residential Asset Mortgage Products, Ser 2004-RS5, Cl AI2
          3.840%, 06/25/25                                                         185,372       185,200
    Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A1
          3.333%, 01/15/41                                                         129,912       128,850
    WFS Financial Owner Trust, Ser 2004-3, Cl B
          3.510%, 08/20/06                                                          80,821        80,811
                                                                                             -----------
TOTAL HOME EQUITY LOANS
  (Cost $1,525,551)                                                                            1,519,881
                                                                                             -----------
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
----------------------------------------------------------------------------------------------------------
    Morgan Stanley Dean Witter,   1.000%, dated 07/30/04, to be repurchased
    on 08/02/04, repurchase price $954,391 (collateralized by U.S. Treasury
    Bond with a total market value $973,486)                                       954,391       954,391
                                                                                             -----------
TOTAL REPURCHASE AGREEMENT
  (Cost $954,391)                                                                                954,391
                                                                                             -----------

TOTAL INVESTMENTS -- 99.9%
  (Cost $35,917,943)+                                                                         38,038,132
                                                                                             -----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                                         55,115
                                                                                             -----------
TOTAL NET ASSETS -- 100.0%                                                                   $38,093,247
                                                                                             ===========

    *      NON-INCOME PRODUCING SECURITY.
    CL     CLASS
    FHLB   FEDERAL HOME LOAN BANK
    FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
    FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
    MTN    MEDIUM TERM NOTE
    SER    SERIES

    +      AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,917,942,
           AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,085,711 AND $1,965,522,
           RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




SCM-QH-001-0100

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                                             JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
----------------------------------------------------------------------------------------------------------

                                                                                                 Market
                                                                                   Shares        Value
                                                                                  --------      --------
CONSUMER DISCRETIONARY -- 18.0%
    Bandag                                                                          22,100  $    986,765
    Bandag, Cl A                                                                    53,925     2,235,191
    Callaway Golf                                                                  443,425     4,877,675
    Catalina Marketing*                                                            510,650    10,197,680
    Exide Technologies*                                                            178,450     2,892,674
    Hollinger International                                                        224,474     3,715,045
    Payless Shoesource*                                                            723,100     9,356,914
    Speedway Motorsports                                                           296,450    10,242,348
                                                                                            ------------
                                                                                              44,504,292
                                                                                            ------------
CONSUMER STAPLES -- 5.8%
    American Italian Pasta, Cl A                                                   169,000     4,970,290
    Blyth                                                                          131,275     4,570,996
    FTI Consulting*                                                                159,600     2,754,696
    ITT Educational Services*                                                       64,700     2,060,695
                                                                                            ------------
                                                                                              14,356,677
                                                                                            ------------
ENERGY -- 4.6%
    Forest Oil*                                                                    196,400     5,556,156
    Oceaneering International*                                                     173,350     5,732,685
                                                                                            ------------
                                                                                              11,288,841
                                                                                            ------------
FINANCIALS -- 19.0%
    Avatar Holdings*                                                               106,250     4,412,562
    Commercial Federal                                                             207,900     5,474,007
    First Financial Bancorp                                                         86,025     1,496,835
    Horace Mann Educators                                                          237,400     3,978,824
    Infinity Property & Casualty                                                   127,000     3,655,060
    Investment Technology Group*                                                   363,025     4,770,148
    Phoenix                                                                        504,200     5,228,554
    Post Properties                                                                116,600     3,263,634
    Provident Financial Services                                                   121,850     2,150,653
    Raymond James Financial                                                        211,350     4,939,250
    UMB Financial                                                                   68,925     3,454,521
    Waddell & Reed Financial                                                       225,440     4,378,045
                                                                                            ------------
                                                                                              47,202,093
                                                                                            ------------
HEALTH CARE -- 3.0%
    Haemonetics*                                                                   125,075     3,752,250
    LifePoint Hospitals*                                                           109,325     3,652,548
                                                                                             -----------
                                                                                               7,404,798
                                                                                            ------------
INFORMATION TECHNOLOGY -- 11.9%
    Commonwealth Telephone Enterprises*                                            240,000    10,752,000
    CSG Systems International*                                                     353,200     5,792,480
    Earthlink*                                                                     628,875     6,206,996
    Gartner, Cl A*                                                                 465,600     5,843,280
    Gartner, Cl B*                                                                  82,200     1,025,856
                                                                                            ------------
                                                                                              29,620,612
                                                                                            ------------
MATERIALS & PROCESSING -- 20.8%
    Acuity Brands                                                                  386,550     9,219,217
    Cabot Microelectronics*                                                         55,300     1,962,597
    Cytec Industries                                                                49,875     2,324,175
    Delta & Pine Land                                                              414,025     9,294,861
    Millennium Chemicals                                                           552,425     9,750,301
    Rayonier                                                                       227,109     9,988,254
    Tidewater                                                                      158,150     4,799,853
    Tredegar                                                                       254,725     4,197,868
                                                                                            ------------
                                                                                              51,537,126
                                                                                            ------------
OTHER -- 6.3%
    Belden CDT*                                                                    222,225     4,322,276
    Brink's                                                                        142,250     4,601,788

                                        6


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                                             JULY 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                                 Shares/Face     Market
                                                                                   Amount        Value
                                                                                 -----------    --------
OTHER -- CONTINUED
    Crane                                                                          220,800  $  6,142,656
    Tetra Tech*                                                                     27,600       445,464
                                                                                            ------------
                                                                                              15,512,184
                                                                                            ------------
TECHNOLOGY -- 6.5%
    Axcelis Technologies*                                                          419,550     3,914,402
    Black Box                                                                       51,975     1,975,050
    Dendrite International*                                                        534,800     7,973,868
    Keane*                                                                         159,500     2,355,815
                                                                                            ------------
                                                                                              16,219,135
                                                                                            ------------
Total Common Stock
  (Cost $208,142,596)                                                                        237,645,758
                                                                                            ------------
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
----------------------------------------------------------------------------------------------------------
    Morgan Stanley Dean Witter, 1.000%, dated 07/30/04, to be repurchased on
    08/02/04, repurchase price $9,329,315 (collateralized by U.S. Treasury
    Bond, with a total market value $9,515,976)                                  9,329,315     9,329,315
                                                                                            ------------
Total Repurchase Agreement
  (Cost $9,329,315)                                                                            9,329,315
                                                                                            ------------

TOTAL INVESTMENTS -- 99.7%
  (Cost $217,471,911)+                                                                       246,975,073
                                                                                            ------------

OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                                        811,590
                                                                                            ------------

TOTAL NET ASSETS -- 100.0%                                                                  $247,786,663
                                                                                            ============

    *  NON-INCOME PRODUCING SECURITY.
    CL CLASS

    +  AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $217,495,915, AND THE UNREALIZED
       APPRECIATION AND DEPRECIATION WERE $40,039,585 AND $10,560,427, RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




SCM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /S/ Jennifer E. Spratley
                                      ------------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.